DERIVATIVE INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS
Derivative Assets and Liabilities
The Company evaluates all of its financial instruments to determine if such instruments are derivatives, derivatives that qualify for the normal purchase normal sale exception, or contain features that qualify as embedded derivatives. All derivative financial instruments, except for derivatives that qualify for the normal purchase normal sale exception, are recognized on the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or in other comprehensive income if they qualify for cash flow hedge accounting.
In the first quarter of 2014, the Company entered into two foreign currency exchange forward contracts to purchase Canadian Dollars in order to hedge a portion of its exposure to fluctuating rates of exchange on anticipated Canadian Dollar-denominated Sherritt Acquisition cash flows. As of March 31, 2014, the Company had two individual foreign currency exchange forward contracts with external counterparties for a total notional amount of $348.3 million, which both have settlement dates of April 30, 2014.
The fair value of outstanding derivative instruments not designated as hedging instruments on the accompanying Consolidated Balance Sheets was as follows (in thousands):

Derivative Instruments	Balance Sheet Location	March 31, 2014
Canadian dollar foreign exchange forward contracts	Other current assets	$246
Canadian dollar foreign exchange forward contracts	Other current liabilities	(7,036)
The effect of derivative instruments not designated as hedging instruments on the accompanying Consolidated Statements of Operations was as follows (in thousands):

Derivative Instruments	Statement of Operations Location	Three Months Ended March 31, 2014
Canadian dollar foreign exchange forward contracts	Loss on foreign exchange	$(6,790)

DERIVATIVE INSTRUMENTS
Derivative Liabilities
The Company evaluates all of its financial instruments to determine if such instruments are derivatives, derivatives that qualify for the normal purchase normal sale exception, or contain features that qualify as embedded derivatives. All derivative financial instruments, except for derivatives that qualify for the normal purchase normal sale exception, are recognized on the balance sheet at fair value. Changes in fair value are recognized in earnings if they are not eligible for hedge accounting or in other comprehensive income if they qualify for cash flow hedge accounting.
Convertible Debt
As a part of the Parent Notes offering in February 2011, the Company’s convertible notes were retired.
The effect of derivative instruments not designated as hedging instruments on the accompanying consolidated statements of operations was as follows (in thousands):

	Statement of Operations Location	Income Recognized in Earnings on Derivatives
		Years Ended December 31,
Derivative Instrument		2013	2012	2011
Convertible debt -conversion feature	Other income (loss)	$—	$—	$3,079